Portfolio of Investments
Columbia Disciplined Growth Fund, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 12.2%
Entertainment 0.6%
Roku, Inc.(a)	6,183	1,885,197
Interactive Media & Services 9.6%
Alphabet, Inc., Class A(a)	5,150	15,248,738
Meta Platforms, Inc., Class A(a)	43,570	14,097,945
Pinterest, Inc., Class A(a)	19,338	863,248
Total		30,209,931
Media 2.0%
Charter Communications, Inc., Class A(a)	3,520	2,375,613
Nexstar Media Group, Inc., Class A	25,681	3,850,352
Total		6,225,965
Total Communication Services		38,321,093
Consumer Discretionary 17.8%
Automobiles 1.8%
Tesla Motors, Inc.(a)	5,153	5,740,442
Diversified Consumer Services 0.1%
H&R Block, Inc.	6,815	157,222
Hotels, Restaurants & Leisure 2.1%
Boyd Gaming Corp.(a)	56,823	3,624,171
Expedia Group, Inc.(a)	1,939	318,791
Starbucks Corp.	14,742	1,563,684
Travel + Leisure Co.	18,876	1,025,722
Total		6,532,368
Household Durables 1.1%
PulteGroup, Inc.	74,653	3,589,316
Internet & Direct Marketing Retail 5.3%
Amazon.com, Inc.(a)	4,319	14,565,525
Etsy, Inc.(a)	8,088	2,027,581
Total		16,593,106
Multiline Retail 1.4%
Target Corp.	17,043	4,424,704
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 4.3%
AutoZone, Inc.(a)	2,128	3,798,139
Home Depot, Inc. (The)	2,356	875,819
Ross Stores, Inc.	37,473	4,241,944
TJX Companies, Inc. (The)	10,789	706,572
Victoria’s Secret & Co.(a)	11,252	567,888
Williams-Sonoma, Inc.	17,815	3,308,780
Total		13,499,142
Textiles, Apparel & Luxury Goods 1.7%
Hanesbrands, Inc.	104,392	1,778,840
NIKE, Inc., Class B	7,717	1,290,977
Tapestry, Inc.	55,187	2,151,189
Total		5,221,006
Total Consumer Discretionary		55,757,306
Consumer Staples 3.3%
Beverages 1.2%
Coca-Cola Co. (The)	68,100	3,838,797
Personal Products 0.5%
Herbalife Nutrition Ltd.(a)	33,142	1,537,789
Tobacco 1.6%
Altria Group, Inc.	114,425	5,047,287
Total Consumer Staples		10,423,873
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
EOG Resources, Inc.	3,277	302,991
Total Energy		302,991
Financials 2.5%
Capital Markets 1.6%
T. Rowe Price Group, Inc.	23,384	5,071,522
Consumer Finance 0.9%
Discover Financial Services	24,720	2,801,270
Total Financials		7,872,792
Columbia Disciplined Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 9.1%
Biotechnology 2.7%
AbbVie, Inc.	30,060	3,446,980
ACADIA Pharmaceuticals, Inc.(a)	12,469	223,818
BioMarin Pharmaceutical, Inc.(a)	11,806	935,389
Exact Sciences Corp.(a)	4,750	452,295
Iovance Biotherapeutics, Inc.(a)	7,828	190,299
Mirati Therapeutics, Inc.(a)	2,621	495,421
Novavax, Inc.(a)	1,443	214,762
Regeneron Pharmaceuticals, Inc.(a)	1,007	644,420
Sage Therapeutics, Inc.(a)	7,588	306,252
Vertex Pharmaceuticals, Inc.(a)	8,174	1,511,618
Total		8,421,254
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	49,115	6,330,432
Health Care Providers & Services 1.2%
Molina Healthcare, Inc.(a)	13,282	3,927,753
Life Sciences Tools & Services 3.2%
Agilent Technologies, Inc.	13,351	2,102,649
Avantor, Inc.(a)	69,395	2,802,170
IQVIA Holdings, Inc.(a)	19,565	5,114,683
Total		10,019,502
Total Health Care		28,698,941
Industrials 5.5%
Air Freight & Logistics 1.8%
United Parcel Service, Inc., Class B	25,983	5,546,591
Building Products 1.6%
Trane Technologies PLC	28,702	5,193,053
Commercial Services & Supplies 0.4%
Cintas Corp.	2,571	1,113,500
Machinery 1.2%
Deere & Co.	5,114	1,750,574
Toro Co. (The)	21,007	2,005,538
Total		3,756,112
Road & Rail 0.5%
Old Dominion Freight Line, Inc.	5,060	1,727,231
Total Industrials		17,336,487
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 45.3%
IT Services 5.6%
Accenture PLC, Class A	16,748	6,009,015
Gartner, Inc.(a)	16,198	5,376,278
MasterCard, Inc., Class A	15,278	5,126,075
PayPal Holdings, Inc.(a)	2,659	618,457
Visa, Inc., Class A	3,130	662,840
Total		17,792,665
Semiconductors & Semiconductor Equipment 6.9%
Advanced Micro Devices, Inc.(a)	67,682	8,137,407
Broadcom, Inc.	6,640	3,530,289
Lam Research Corp.	10,213	5,755,740
NVIDIA Corp.	10,616	2,714,193
QUALCOMM, Inc.	11,220	1,492,709
Total		21,630,338
Software 21.1%
Adobe, Inc.(a)	15,186	9,876,367
Atlassian Corp. PLC, Class A(a)	7,398	3,389,246
Autodesk, Inc.(a)	18,076	5,741,118
Cadence Design Systems, Inc.(a)	3,308	572,648
Fortinet, Inc.(a)	19,452	6,542,486
Intuit, Inc.	4,179	2,616,012
Microsoft Corp.	113,339	37,585,479
Total		66,323,356
Technology Hardware, Storage & Peripherals 11.7%
Apple, Inc.(b)	245,213	36,732,907
Total Information Technology		142,479,266
Materials 0.9%
Paper & Forest Products 0.9%
Louisiana-Pacific Corp.	48,193	2,840,013
Total Materials		2,840,013
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
Simon Property Group, Inc.	35,490	5,202,124
Total Real Estate		5,202,124
Total Common Stocks (Cost $169,169,114)		309,234,886

2	Columbia Disciplined Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, October 31, 2021 (Unaudited)
Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.072%(c),(d)	5,444,773	5,444,228
Total Money Market Funds (Cost $5,444,164)		5,444,228
Total Investments in Securities (Cost: $174,613,278)		314,679,114
Other Assets & Liabilities, Net		(401,698)
Net Assets		314,277,416
At October 31, 2021, securities and/or cash totaling $550,515 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	25	12/2021	USD	5,746,250	353,626	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.072%
	3,201,710	14,465,505	(12,222,987)	—	5,444,228	—	614	5,444,773
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Disciplined Growth Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT178_07_L01_(12/21)